Statement of consolidated changes in equity - BRL (R$) R$ in Thousands	Capital [member]	Capital reserve [member]	Legal reserve [member]	Tax incentive [member]	Retention of profits [member]	Additional dividends proposed [member]	Additional paid in capital [member]	Other comprehensive (loss) income [member]	Treasury shares [member]	Retained earnings [member]	Total braskem shareholders' interest [member]	Non-controlling interests in subsidiaries [member]	Total
Beginning balance at Dec. 31, 2017	R$ 8,043,222	R$ 232,430	R$ 434,142	R$ 71,745	R$ 1,940,011	R$ 1,500,000	R$ (488,388)	R$ (5,165,492)	R$ (49,819)	R$ (217,550)	R$ 6,300,301	R$ (827,501)	R$ 5,472,800
Comprehensive income for the year:
(Loss) profit for the year										2,827,650	2,827,650	40,535	2,868,185
Exchange variation of foreign sales hedge, net of taxes								(1,268,273)			(1,268,273)	44,319	(1,223,954)
Fair value of cash flow hedge, net of taxes								(112,241)			(112,241)	12,675	(99,566)
Foreign subsidiaries currency translation adjustment								946,342			946,342	(145,119)	801,223
Comprehensive income (loss) for the year								(434,172)		2,827,650	2,393,478	(47,590)	2,345,888
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(26,717)		26,717
Realization of deemed cost of jointly-controlled investment, net of taxes								(962)		962
Actuarial gain with post-employment benefits, net of taxes								(1,289)			(1,289)		(1,289)
Post-employment benefits - health plan, net of taxes								(280)			(280)		(280)
Long term incentive plan, net of taxes								6,406			6,406	133	6,539
Fair value adjustments of trade accounts receivable, net of taxes								(449)			(449)		(449)
Equity valuation adjustments								(23,291)		27,679	4,388	133	4,521
Contributions and distributions to shareholders:
Prescribed dividend										460	460		460
Additional dividends approved in the board meeting						(1,500,000)				(73)	(1,500,073)	(1,396)	(1,501,469)
Reversal of fiscal incentive				(130)						130
Tax incentive reserve				81,863						(81,863)
Legal reserve			143,334							(143,334)
Mandatory minimum dividends										(667,419)	(667,419)		(667,419)
Additional dividends proposed						2,002,255				(2,002,255)
Loss on investments								(65)			(65)	65
Sale of investiments												(111)	(111)
Contributions and distributions to shareholders			143,334	81,733		502,255		(65)		(2,894,354)	(2,167,097)	(1,442)	(2,168,539)
Ending balance at Dec. 31, 2018	8,043,222	232,430	577,476	153,478	1,940,011	2,002,255	(488,388)	(5,623,020)	(49,819)	(256,575)	6,531,070	(876,400)	5,654,670
Comprehensive income for the year:
(Loss) profit for the year										(2,540,995)	(2,540,995)	(99,403)	(2,640,398)
Exchange variation of foreign sales hedge, net of taxes								733,449			733,449	128,092	861,541
Fair value of cash flow hedge, net of taxes								38,919			38,919	(4,428)	34,491
Foreign subsidiaries currency translation adjustment								220,228			220,228	(83,506)	136,722
Comprehensive income (loss) for the year								992,596		(2,540,995)	(1,548,399)	(59,245)	(1,607,644)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(26,717)		26,717
Realization of deemed cost of jointly-controlled investment, net of taxes								(883)		883
Actuarial gain with post-employment benefits, net of taxes								(109,492)			(109,492)	(136)	(24,597)
Post-employment benefits - health plan, net of taxes													(85,031)
Long term incentive plan, net of taxes								13,573			13,573	348	13,921
Fair value adjustments of trade accounts receivable, net of taxes								15			15		15
Exchange variation in hyperinflationary economy, net of taxes								(3,561)			(3,561)		(3,561)
Equity valuation adjustments								(127,065)		27,600	(99,465)	212	(99,253)
Contributions and distributions to shareholders:
Absorption of losses					(2,767,965)					2,767,965
Prescribed dividend										2,005	2,005		2,005
Incentive long term plan payments with treasury shares									95		95		95
Retention of profits - non-approval of additonal dividends					2,002,255	(2,002,255)
Additional dividends of subsidiary												(5,125)	(5,125)
Loss on interest in subsidiary								(50)			(50)	(34)	(84)
Gain on transfer of shares in custody long term incentive plan		42									42		42
Contributions and distributions to shareholders		42			(765,710)	R$ (2,002,255)		(50)	95	2,769,970	2,092	(5,159)	(3,067)
Ending balance at Dec. 31, 2019	8,043,222	232,472	577,476	153,478	1,174,301		(488,388)	(4,757,539)	(49,724)		4,885,298	(940,592)	3,944,706
Comprehensive income for the year:
(Loss) profit for the year										(6,691,720)	(6,691,720)	(323,586)	(7,015,306)
Exchange variation of foreign sales hedge, net of taxes								(3,079,691)			(3,079,691)	4,604	(3,075,087)
Fair value of cash flow hedge, net of taxes								(390,608)			(390,608)	(5,690)	(396,298)
Foreign subsidiaries currency translation adjustment								3,054,126			3,054,126	(396,084)	2,658,042
Comprehensive income (loss) for the year								(404,544)		(6,691,720)	(7,096,264)	(721,171)	(7,817,435)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(26,302)		26,302
Realization of deemed cost of jointly-controlled investment, net of taxes								(741)		741
Actuarial gain with post-employment benefits, net of taxes								(648)			(648)	1	(647)
Long term incentive plan, net of taxes								11,629			11,629	(415)	11,214
Fair value adjustments of trade accounts receivable, net of taxes								113			113		113
Exchange variation in hyperinflationary economy, net of taxes								8,077			8,077		8,077
Other								3,695		(3,695)
Equity valuation adjustments								(15,806)		23,348	7,542	1	7,543
Contributions and distributions to shareholders:
Prescribed dividend										1,110	1,110		1,110
Additional dividends approved in the boar meeting												(2,450)	(2,450)
Absorption of losses		(232,460)	(577,476)	(153,478)	(1,174,301)					2,137,715
Gain on transfer of shares in custody long term incentive plan		(12)							20		8		8
Contributions and distributions to shareholders		R$ (232,472)	R$ (577,476)	R$ (153,478)	R$ (1,174,301)				20	2,138,825	1,118	(2,450)	(1,332)
Ending balance at Dec. 31, 2020	R$ 8,043,222						R$ (488,388)	R$ (5,177,889)	R$ (49,704)	R$ (4,529,547)	R$ (2,202,306)	R$ (1,664,212)	R$ (3,866,518)